Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contract liabilities and deferred income, current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	$ 31,988	$ 30,295
Contract liabilities and deferred income, non-current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	$ 1,223	$ 1,850
Common stock, shares issued	368,877,205	368,877,209
Common stock, shares outstanding	339,165,241	336,522,780
Treasury stock, shares	29,711,964	32,354,429
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 45,162	$ 48,276
Due to related party, consolidated variable interest entities and VIE's subsidiaries without recourse	2	298
Contract liabilities and deferred income, current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	31,988	29,794
Income tax payable, consolidated variable interest entities and VIE's subsidiaries without recourse	2,436	2,437
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	191,406	158,288
Held-for-sale liabilities, consolidated variable interest entities and VIE's subsidiaries without recourse	0	3,309
Lease liabilities, current portion of the consolidated VIE and its subsidiaries without recourse	4,621	0
Contract liabilities and deferred income, non-current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	1,223	1,850
Deferred Taxes Liabilities Consolidated Variable Interest Entities Without Recourse	1,179	1,366
Bank borrowings, consolidated variable interest entities and VIE's subsidiaries without recourse	11,324	0
Lease liabilities, non-current portion, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 4,073	$ 0